EQUITY	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 14:-	EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company's Board of Directors approved a program to repurchase up to $3,000 of its ordinary shares which is the amount that the Company could repurchase according to Israeli law without further approval from the Israeli court. In addition, the Company applied to the competent court in Israel for authorization to repurchase up to an additional $15,000 of its ordinary shares. In November 2014, the Company received the court's approval to purchase up to an additional $15,000 of its ordinary shares. As of December 31, 2014, pursuant to this program, the Company had repurchased a total of 12,405,598 of its ordinary shares at a total cost of $41,064 (of which 1,048,091 shares were repurchased during 2014 for aggregate consideration of $5,267).

b.	Issuance of ordinary shares:

On March 10, 2014, the Company sold in a public offering 4,025,000 of its ordinary shares, including 525,000 shares sold pursuant to the underwriters’ full exercise of their over-allotment option, at a price of $8.00 per share. The Company’s net proceeds from this offering were $29,744, after deducting underwriting discounts, commissions and other offering expenses which amounted to $2,456.

c.	Employee and non-employee Stock Option Plan:

In 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan") that became effective in January 2009. As of December 31, 2014, the total number of shares authorized for future grant under the Plan is 814,813.

Stock options granted under the Plan are exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2014:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,193,543	$4.09	4.5	$9,845
Changes during the year:
Granted	823,329	$5.27
Exercised	(531,013)	$4.08
Forfeited	(88,000)	$4.63
Expired	(140,000)	$7.34

Options outstanding at end of year	3,257,859	$4.23	4.7	$2.440

Vested and expected to vest	3,127,545	$4.23	4.7	$2.342

Options exercisable at end of year	1,409,727	$3.88	3.6	$1.467

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 was $1.35, $3.00 and $3.00, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

Total intrinsic value of options exercised for the years ended December 31, 2012, 2013 and 2014 was $63, $2,052 and $1,870, respectively.

During the year ended December 31, 2013, the Company granted 100,000 performance based options. These options will expire five years from the date of grant. The Company currently expects that the performance targets will not be met and therefore no equity based compensation expenses related to these options were recognized. As of December 31, 2014, all the 100,000 options are outstanding.

The following is a summary of the Company's restricted stock units ("RSUs") activity and related information for the year ended December 31, 2014:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	272,461	$4.54
Changes during the year:
Granted	79,715	$5.23
Exercised	(121,172)	$4.56
Forfeited	(10,000)	$4.38

RSUs outstanding at end of year	221,004	$4.79

During the years ended December 31, 2012, 2013 and 2014, the share based compensation expenses related to the RSUs granted amounted to $435, $371 and $517, respectively.

The following is a summary of warrants issued to non-employees:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning of year	80,000	$4.37
Changes during the year:
Granted	105,000	$4.81
Exercised	(15,375)	$4.45
Forfeited	(4,625)	$3.91

Warrants outstanding at end of year	165,000	$4.65

Warrants exercisable at end of year	15,000	$4.38

The Group recorded immaterial compensation expenses with respect to the grants of these warrants in accordance with ASC 505-50.

As of December 31, 2014, there was $3,727 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plan. That cost is expected to be recognized over a weighted-average period of 1.11 years.

The options and warrants outstanding as of December 31, 2014, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2014	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2014	Weighted average exercise price of exercisable options
		(Years)

$ 0.00-1.10	12,500	4.47	$0.00	6,875	$0.00
$ 1.50-2.51	266,175	3.63	$2.06	155,425	$2.10
$ 2.57-4.00	1,264,835	4.22	$3.22	759,556	$3.17
$ 4.08-6.49	1,586,818	5.46	$4.99	392,114	$5.13
$ 6.51-9.24	292,531	5.05	$6.90	110,757	$7.16

	3,422,859	4.8	$4.25	1,424,727	$3.89